CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF INCOME
OPERATING REVENUES	$ 689,505	$ 461,594	$ 447,244
OPERATING EXPENSES
Voyage expenses	(24,325)	(14,264)	(11,593)
Vessel operating expenses	(135,872)	(110,946)	(102,502)
Depreciation and amortization of right-of-use assets	(116,917)	(101,531)	(96,505)
Amortization of deferred drydocking and special survey costs	(10,181)	(11,032)	(8,733)
General and administrative expenses	(43,951)	(24,341)	(26,837)
Income from Operations	358,259	199,480	201,074
OTHER INCOME (EXPENSES):
Interest income	12,230	6,638	6,414
Interest expense	(68,991)	(53,502)	(72,069)
Gain on investments	577,994
Equity income on investments	68,028	6,308	1,602
Gain on debt extinguishment	111,616
Other finance expenses	(1,326)	(2,335)	(2,702)
Other income/(expense), net	4,543	593	556
Income (loss) on derivatives	(3,622)	(3,632)	(3,622)
Total Other Income/(Expenses), net	700,472	(45,930)	(69,821)
Income before income taxes	1,058,731	153,550	131,253
Income taxes	(5,890)
Net Income	$ 1,052,841	$ 153,550	$ 131,253
EARNINGS PER SHARE
Basic earnings per share of common stock	$ 51.75	$ 6.51	$ 8.29
Diluted earnings per share of common stock	$ 51.15	$ 6.45	$ 8.09
Basic weighted average number of common shares	20,345,394	23,588,994	15,834,913
Diluted weighted average number of common shares	20,583,796	23,805,251	16,220,697